Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	4 Months Ended	7 Months Ended	10 Months Ended	13 Months Ended	16 Months Ended	19 Months Ended	22 Months Ended	25 Months Ended	28 Months Ended	31 Months Ended	34 Months Ended	37 Months Ended	40 Months Ended	43 Months Ended	46 Months Ended	49 Months Ended	52 Months Ended	55 Months Ended	58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended	70 Months Ended	73 Months Ended	76 Months Ended	79 Months Ended	82 Months Ended	85 Months Ended	88 Months Ended	91 Months Ended	94 Months Ended	97 Months Ended	100 Months Ended	103 Months Ended	106 Months Ended	109 Months Ended	112 Months Ended	115 Months Ended
	Nov. 15, 2016	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000174964
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,937	$ 10,067	$ 10,263	$ 10,418	$ 10,413	$ 10,327	$ 10,367	$ 10,417	$ 10,324	$ 10,647	$ 11,056	$ 11,482	$ 11,485	$ 11,851	$ 11,715	$ 12,228	$ 12,395	$ 12,350	$ 12,381	$ 12,641	$ 12,575	$ 12,163	$ 11,268	$ 10,985	$ 10,617	$ 10,709	$ 10,852	$ 10,725	$ 10,741	$ 11,000	$ 11,027	$ 11,574	$ 11,578	$ 11,745	$ 11,671	$ 11,980	$ 12,247	$ 12,455	$ 12,302
C000174965
Account Value [Line Items]
Accumulated Value	10,000	9,936	10,056	10,243	10,388	10,375	10,284	10,317	10,358	10,259	10,572	10,970	11,383	11,379	11,733	11,590	12,089	12,245	12,192	12,214	12,472	12,387	11,972	11,083	10,809	10,427	10,523	10,643	10,511	10,532	10,778	10,784	11,323	11,320	11,460	11,381	11,674	11,925	12,133	11,962
C000174966
Account Value [Line Items]
Accumulated Value	500,000	496,851	503,363	513,256	521,056	520,933	516,856	519,026	522,174	517,720	533,443	554,123	575,568	576,503	595,034	588,368	613,717	622,323	620,290	622,099	635,958	632,907	611,769	566,964	553,535	534,537	539,983	546,764	540,523	541,527	555,425	556,327	584,780	585,222	593,124	589,617	605,442	619,109	630,587	622,343
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,951	10,051	10,201	10,327	10,270	10,102	10,163	10,218	10,133	10,422	10,814	11,258	11,226	11,640	11,832	11,987	12,044	11,801	11,784	11,977	11,905	11,489	10,815	10,597	10,376	10,372	10,583	10,471	10,499	10,717	10,722	11,235	11,220	11,340	11,307	11,587	11,860	12,049	11,887
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	9,951	10,051	10,201	10,327	10,270	10,102	10,163	10,218	10,133	10,422	10,814	11,258	11,226	11,640	11,832	11,987	12,044	11,801	11,784	11,977	11,905	11,489	10,815	10,597	10,376	10,372	10,583	10,471	10,499	10,717	10,722	11,235	11,220	11,340	11,307	11,587	11,860	12,049	11,887
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 497,530	$ 502,564	$ 510,073	$ 516,343	$ 513,521	$ 505,103	$ 508,162	$ 510,924	$ 506,629	$ 521,113	$ 540,686	$ 562,898	$ 561,300	$ 581,993	$ 591,595	$ 599,337	$ 602,185	$ 590,046	$ 589,200	$ 598,831	$ 595,239	$ 574,444	$ 540,756	$ 529,870	$ 518,813	$ 518,597	$ 529,168	$ 523,548	$ 524,934	$ 535,852	$ 536,077	$ 561,749	$ 561,023	$ 566,975	$ 565,341	$ 579,367	$ 593,009	$ 602,471	$ 594,361